Cost of Revenue	12 Months Ended
Dec. 31, 2021
Disclosure Of Cost Of Sales [Abstract]
Cost of Revenue

5. Cost of revenue

Accounting policies

Cost of revenue comprises costs directly incurred in earning revenue, including computer costs and data storage fees paid to hosting providers, manufacturing costs, materials and consumables, the cost of equipment leased out under finance leases, personnel-related expenses and amortization of capitalized development costs.